FINANCIAL INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Bank charges and other	$ (1,407)	$ (359)	$ (269)
Exchange rate income (loss), net	(2,131)	1,567	1,564
Interest income and gains (losses) from investment in privately held companies	58,418	55,002	17,117
Amortization of debt issuance costs	(2,660)	(2,996)	(2,980)
Change in fair value of derivative assets	4,618	0	0
Financial income, net	$ 56,838	$ 53,214	$ 15,432